Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 21, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Capital Advisors Growth Fund | Investor Class
Prospectus:
Trading Symbol	CIAOX